Unaudited Condensed Statements of Changes in Consolidated Shareholders' Equity $ in Thousands, € in Millions	USD ($) shares		Cellectis, Inc. [Member] USD ($)	Share Capital Ordinary Shares [member] shares	Share Capital Preference Shares [Member] shares	Issued capital [member] USD ($)	Issued capital [member] Share Capital Ordinary Shares [member] USD ($)		Issued capital [member] Share Capital Preference Shares [Member] USD ($)	Premiums Related to Share Capital [member] USD ($)		Premiums Related to Share Capital [member] EUR (€)	Premiums Related to Share Capital [member] Subsequent Investment Agreement [Member] USD ($)	Currency Translation Adjustment [member] USD ($)	Retained Earnings (Deficit) [member] USD ($)	Income (loss) [member] USD ($)
Beginning balance at Dec. 31, 2023	$ 84,695					$ 4,365	$ 4,365			$ 522,785				$ (36,690)	$ (304,707)	$ (101,059)
Beginning balance, shares at Dec. 31, 2023 | shares				71,751,201
Net income (loss)	(19,627)	[1]														(19,627)
Other comprehensive income (loss)	(1,329)	[1]												(1,388)	59
Total Comprehensive income (loss)	(20,956)	[1]												(1,388)	59	(19,627)
Allocation of prior period loss															(101,059)	101,059
Capital Increase	140,770								$ 1,514	139,256
Capital increase, Shares | shares					28,000,000
Transaction costs related to capital increase			$ (207)							(207)
Derecognition of AZ SIA derivative	(57,330)												$ (57,330)
Vesting of free shares granted to employees and directors	$ 19						19
Vesting of free shares granted to employees and directors, shares | shares	342,434			342,434
Non-cash stock-based compensation expense	$ 1,717									1,717
Other movements	(97)									(76)					(22)
Balance at end of year at Jun. 30, 2024	148,611					5,897				606,146				(38,077)	(405,729)	(19,627)
Ending balance, shares at Jun. 30, 2024 | shares				72,093,635	28,000,000
Beginning balance at Dec. 31, 2024	131,033					5,889				494,288				(39,537)	(292,846)	(36,761)
Beginning balance, shares at Dec. 31, 2024 | shares				72,093,873	28,000,000
Net income (loss)	(41,863)															(41,863)
Other comprehensive income (loss)	5,683													5,652	31
Total Comprehensive income (loss)	$ (36,180)													5,652	31	(41,863)
Allocation of prior period loss										(62,999)	[2]	€ 58.2			26,239	36,761
Vesting of free shares granted to employees and directors							$ 13	[3]		3	[3]				(15)
Vesting of free shares granted to employees and directors, shares | shares	231,356	[3]		231,356
Non-cash stock-based compensation expense	$ 2,258									2,258
Balance at end of year at Jun. 30, 2025	$ 97,111					$ 5,902				$ 433,549				$ (33,885)	$ (266,592)	$ (41,863)
Ending balance, shares at Jun. 30, 2025 | shares				72,325,229	28,000,000

[1]	Since December 31, 2024, the Group has presented currency translation adjustments generated by the parent company separately from other currency translation adjustments in the Statements of Comprehensive Income (Loss). Comparative amounts were reclassified for consistency.
[2]	The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million of euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.
[3]	During the six-month period ended June 30, 2025, 231,356 ordinary shares were issued to the benefit of Cellectis employees related to free share plans which met vesting conditions.